Events After the Reporting Period - Additional Information (Details) € in Thousands	Feb. 28, 2023 EUR (€) Loan	Jan. 17, 2023 EUR (€)	Jan. 03, 2023 Installment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Loan amount				€ 197,512	€ 220,219
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Percentage of target number of shares will vest if group achieves the targets in relation to revenue growth performance criterion			50.00%
Percentage of target number of shares will vest if the group achieves the targets in relation to the ROIC performance criterion			50.00%
Number of term loan contracts entered | Loan	2
Loan amount	€ 130,000
Tenor of loan	5 years	5 years
Loans, preamortization period	2 years	2 years
Amortization period of loans	3 years	3 years
Events After Reporting Period | Banca Nazionale del Lavoro S.p.A.
Disclosure of non-adjusting events after reporting period [line items]
Loan amount		€ 70,000
Events After Reporting Period | Cassa Depositi e Prestiti
Disclosure of non-adjusting events after reporting period [line items]
Loan amount	€ 60,000
Events After Reporting Period | Restricted Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of equal annual installments | Installment			3
Events After Reporting Period | Performance Shares
Disclosure of non-adjusting events after reporting period [line items]
Award cliff vesting period			3 years
Events After Reporting Period | First Vesting Period (January 203 - December 2025) | Restricted Shares
Disclosure of non-adjusting events after reporting period [line items]
Percentage of beneficiaries grant target pay opportunity			50.00%
Events After Reporting Period | Second Vesting Period (January 2024 - December 2026) | Performance Shares
Disclosure of non-adjusting events after reporting period [line items]
Percentage of beneficiaries grant target pay opportunity			50.00%